CASH AND RESTRICTED CASH (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0	$ 0